Lease Obligations - Summary of Operating Lease Liabilities and Finance Lease Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025		$ 7,804
2026		7,203
2027		6,467
2028		5,652
2029		4,740
Thereafter		2,546
Total lease payments		34,412
Less: amount of lease payments representing interest		(4,279)
Present value of future lease payments		30,133
Less: current obligations under leases	$ (6,670)	(6,836)	$ (6,229)
Long-term lease obligations	$ 21,793	23,297	22,803
Finance Leases
2025		4,216
2026		2,597
2027		986
2028		119
2029		63
Thereafter		0
Total lease payments		7,981
Less: amount of lease payments representing interest		(782)
Present value of future lease payments		7,199
Less: current obligations under leases		(3,783)	(3,915)
Long-term lease obligations		$ 3,416	$ 4,236